Note 1 - Organization and Nature of Business 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1.  Organization and Nature of Business

General

Vaxart Biosciences, Inc. was originally incorporated in California in March 2004, under the name West Coast Biologicals, Inc. The Company changed its name to Vaxart, Inc. (“Private Vaxart”) in July 2007, and reincorporated in the state of Delaware. In February 2018, Private Vaxart completed a business combination with Aviragen Therapeutics, Inc. (“Aviragen”), pursuant to which Aviragen merged with Private Vaxart, with Private Vaxart surviving as a wholly-owned subsidiary of Aviragen (the “Merger”). Pursuant to the terms of the Merger, Aviragen changed its name to Vaxart, Inc. (together with its subsidiaries, the “Company” or “Vaxart”) and Private Vaxart changed its name to Vaxart Biosciences, Inc.

In March 2025, the Company entered into an At the Market Offering Agreement (the “March 2025 ATM”) with Citizens JMP Securities, LLC (“Citizens”) and B. Riley Securities, Inc. (“B. Riley” and, together with Citizens, the “Managers”), pursuant to which the Company may offer and sell, from time to time through the Managers, shares of its common stock having an aggregate offering price of up to $50.0 million. The shares were sold pursuant to an effective registration statement on Form S-3 (Registration Statement No. 333-270671) (the “2023 Shelf Registration Statement”), as previously filed with the U.S. Securities and Exchange Commission (the “SEC”), and a prospectus supplement, dated March 21, 2025, with the SEC in connection with the offer and sale of the shares under the March 2025 ATM.  The 2023 Shelf Registration Statement has since expired and on April 30, 2026, the Company’s registration statement on Form S-3 (Registration Statement No. 333-295086) (the “2026 Shelf Registration Statement”) was declared effective. Pursuant to the 2026 Shelf Registration Statement and prospectus supplement dated May 4, 2026, the Company may continue to make sales under the March 2025 ATM. The Company will pay the Managers a placement fee of up to 3% of the gross sale price from each sale of shares under the March 2025 ATM.

Effective July 8, 2025, Nasdaq suspended trading in our common stock and the Company was formally delisted from Nasdaq. Our common stock has been quoted on the OTCQX under the ticker symbol “VXRT” since the stock was suspended from trading on Nasdaq on July 8, 2025. The National Securities Markets Improvement Act of 1996 prevents or preempts the states from regulating the sale of certain securities, which are referred to as “covered securities.” As Nasdaq has officially delisted our securities, our securities are not covered securities since OTCQX-traded securities are not considered covered securities, and we will need to follow each state’s blue sky laws for offers and sales of our securities made to residents of that state. This state-level regulation introduces additional compliance requirements for brokers to consider when trading in our securities and complicates the use of our ATM facility.

In April 2026, the Company entered into a purchase agreement (the “April 2026 ELOC”) and a registration rights agreement with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which LPC committed to purchase up to $25.0 million (the “Commitment Amount”) of the Company’s common stock, subject to certain limitations and conditions. The Company has the right, but not the obligation, to sell shares to LPC, and LPC is obligated to make purchases as directed by the Company, subject to the conditions set forth in the agreement. See Note 13 for further details.

The Company’s principal operations are based in South San Francisco, California, and it operates in one reportable segment, which is the discovery and development of oral recombinant protein vaccines, based on its proprietary oral vaccine platform.

NOTE 1.  Organization and Nature of Business

General

Vaxart Biosciences, Inc. was originally incorporated in California in March 2004, under the name West Coast Biologicals, Inc. The Company changed its name to Vaxart, Inc. (“Private Vaxart”) in July 2007, and reincorporated in the state of Delaware. In February 2018, Private Vaxart completed a business combination with Aviragen Therapeutics, Inc. (“Aviragen”), pursuant to which Aviragen merged with Private Vaxart, with Private Vaxart surviving as a wholly-owned subsidiary of Aviragen (the “Merger”). Pursuant to the terms of the Merger, Aviragen changed its name to Vaxart, Inc. (together with its subsidiaries, the “Company” or “Vaxart”) and Private Vaxart changed its name to Vaxart Biosciences, Inc.

In November 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Dynavax Technologies Corporation (“Dynavax”), pursuant to which 11,111,111 shares of the Company’s common stock were sold to Dynavax at a purchase price of $0.45 per share. The gross proceeds from the Purchase Agreement were $5.0 million. After deducting offering expenses, the net proceeds were approximately $5.0 million.

In March 2025, the Company entered into an At the Market Offering Agreement (the “March 2025 ATM”) with Citizens JMP Securities, LLC (“Citizens”) and B. Riley Securities, Inc. (“B. Riley” and, together with Citizens, the “Managers”), pursuant to which the Company may offer and sell, from time to time through the Managers, shares of its common stock having an aggregate offering price of up to $50.0 million. The shares will be sold pursuant to an effective registration statement on Form S-3 (Registration Statement No. 333-270671) (the “2023 Shelf Registration Statement”), as previously filed with the U.S. Securities and Exchange Commission (the “SEC”). The Company filed a prospectus supplement, dated March 21, 2025, with the SEC in connection with the offer and sale of the shares under the March 2025 ATM. The Company will pay the Managers a placement fee of up to 3% of the gross sale price from each sale of shares under the March 2025 ATM. During the year ended December 31, 2025, 382,700 shares were issued and sold under the March 2025 ATM for gross proceeds of $0.2 million, which, after deducting sales commissions and expenses incurred to date, resulted in net proceeds of $0.1 million.

In  June 2024, the Company entered into an underwriting agreement with Oppenheimer & Co. Inc., relating to the issuance and sale by the Company in an underwritten registered direct offering of 50,000,000 shares of the Company’s common stock, at a price of $0.80 per share. The gross proceeds to the Company from such offering were $40.0 million, and after deducting the underwriting discounts and commissions and estimated offering expenses payable by the Company, the net proceeds were $37.5 million.

In  January 2024, the Company entered into a securities purchase agreement (the “2024 Securities Purchase Agreement”) with RA Capital Healthcare Fund, L.P. pursuant to which 15,384,615 shares of the Company’s common stock were sold to RA Capital Healthcare Fund, L.P. at an offering price of $0.65 per share pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-270671) (the “2023 Shelf Registration”). The gross proceeds from the 2024 Securities Purchase Agreement were $10.0 million and, after deducting offering expenses, the net proceeds were $9.9 million.

In  September 2021, the Company entered into a Controlled Equity Offering Sales Agreement (the  “September 2021 ATM”), pursuant to which it  may offer and sell, from time to time through Cantor Fitzgerald & Co. and B. Riley Securities, Inc. (together, the “sales agents”), shares of its common stock having an aggregate offering price of up to $100 million. The Company filed a prospectus supplement with the SEC on  September 16, 2021, a subsequent prospectus supplement with the SEC on  May 9, 2023 and paid sales commissions of up to 3.0% of gross proceeds from the sale of shares. Effective October 18, 2024, the September 2021 ATM was terminated. Following such termination, the Company  may not offer or sell any additional shares of its common stock under the  September 2021 ATM or the related prospectus and prospectus supplement. From January 1, 2024 through October 18, 2024, 7,719,641 shares were issued and sold under the  September 2021 ATM for gross proceeds of $9.1 million, which, after deducting sales commissions and expenses incurred to date, resulted in net proceeds of $8.8 million.

The Company’s principal operations are based in South San Francisco, California, and it operates in one reportable segment, which is the discovery and development of oral recombinant protein vaccines, based on its proprietary oral vaccine platform.